Rule 497(e)
Registration Nos. 333-171933 and 811-22523

Destra Investment Trust II

Destra Preferred and Income Securities Fund
(the ”Fund”)

Supplement to the Prospectus dated February 6, 2013

Dated November 27, 2013

Effective immediately, notwithstanding anything to the contrary in the Fund’s prospectus or statement of additional information, the prospectus section entitled “Availability of Portfolio Holdings Information” is hereby revised in its entirety and replaced with the following:

The Disclosure of Portfolio Holdings Policies and Procedures adopted by Destra and all mutual funds managed within the Destra fund complex are designed to be in the best interests of the Fund’s shareholders and to protect the confidentiality of the Fund’s portfolio holdings.  The following describes policies and procedures with respect to the disclosure of portfolio holdings.

●
Top Holdings.  The Fund generally makes available top 25 portfolio holdings or issuer information on the Fund’s website monthly with an approximately 30-day lag.  The Fund’s top 10 portfolio holdings or issuer information are available monthly on the Fund’s website with a 15-day lag.   The Fund is required to disclose its complete holdings in the quarterly holdings report on Form N-Q within 60 days of the end of each fiscal quarter, and in the annual report and semiannual report to Fund shareholders.  These reports (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Destra representative at (877) 287-9646 (toll free).

●	Other Information. The Fund provides other portfolio information monthly on the Fund’s website with a 15-day lag.

Please Keep this Supplement with Your Fund Prospectus
 for Future Reference

Destra Investment Trust II

Destra Preferred and Income Securities Fund
(the ”Fund”)

Supplement to the Statement of Additional Information dated February 6, 2013

Dated November 27, 2013

Effective immediately, notwithstanding anything to the contrary in the Fund’s prospectus or statement of additional information, the statement of additional information section entitled “Disclosure of Portfolio Holdings” is hereby revised by replacing the first paragraph in its entirety with the following:

The Destra Funds have adopted a portfolio holdings disclosure policy which governs the dissemination of the Fund’s portfolio holdings and to ensure that the disclosure of information is in the best interests of the Fund Shareholders.  In accordance with this policy, the Fund may provide portfolio holdings information to third parties no earlier than the time a report is filed with the SEC that is required to contain such information or one day after the information is posted on the Fund’s publicly accessible website, destracapital.com.  The Fund generally makes available top 10 portfolio holdings or issuer information on the Fund’s website monthly with an approximately 15-day lag.  The Fund generally makes available top 25 portfolio holdings or issuer information on the Fund’s website monthly with an approximately 30-day lag.  Additionally, the Fund publishes on the website other portfolio characteristics monthly on a 15-day lag.  This information will remain available on the website at least until the Fund files with the SEC its Forms N-CSR or Forms N-Q for the period that includes the date as of which the website information is current.

Please Keep this Supplement with Your Fund Statement of Additional Information for Future Reference

Destra Investment Trust II

Destra Focused Equity Fund
(the ”Fund”)

Supplement to the Prospectus dated February 6, 2013

Dated November 27, 2013

Effective immediately, notwithstanding anything to the contrary in the Fund’s prospectus or statement of additional information, the prospectus section entitled “Availability of Portfolio Holdings Information” is hereby revised in its entirety and replaced with the following:

The Disclosure of Portfolio Holdings Policies and Procedures adopted by Destra and all mutual funds managed within the Destra fund complex are designed to be in the best interests of the Fund’s shareholders and to protect the confidentiality of the Fund’s portfolio holdings.  The following describes policies and procedures with respect to the disclosure of portfolio holdings.

●
Full Holdings.  The Fund generally makes available full portfolio holdings or issuer information on the Fund’s website monthly with an approximately 30-day lag.  The Fund is required to disclose its complete holdings in the quarterly holdings report on Form N-Q within 60 days of the end of each fiscal quarter, and in the annual report and semiannual report to Fund shareholders.  These reports (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Destra representative at (877) 287-9646 (toll free).

●	Top 10 Holdings. The Fund’s top 10 portfolio holdings or issuer information are available monthly on the Fund’s website with a 15-day lag.

●	Other Information. The Fund provides other portfolio information monthly on the Fund’s website with a 15-day lag.

Please Keep this Supplement with Your Fund Prospectus
 for Future Reference

Destra Investment Trust II

Destra Focused Equity Fund
(the ”Fund”)

Supplement to the Statement of Additional Information dated February 6, 2013

Dated November 27, 2013

Effective immediately, notwithstanding anything to the contrary in the Fund’s prospectus or statement of additional information, the statement of additional information section entitled “Disclosure of Portfolio Holdings” is hereby revised by replacing the first paragraph in its entirety with the following:

The Destra Funds have adopted a portfolio holdings disclosure policy which governs the dissemination of the Fund’s portfolio holdings and to ensure that the disclosure of information is in the best interests of the Fund Shareholders.  In accordance with this policy, the Fund may provide portfolio holdings information to third parties no earlier than the time a report is filed with the SEC that is required to contain such information or one day after the information is posted on the Fund’s publicly accessible website, destracapital.com.  The Fund generally makes available top 10 portfolio holdings or issuer information on the Fund’s website monthly with an approximately 15-day lag.  The Fund generally makes available full portfolio holdings or issuer information on the Fund’s website monthly with an approximately 30-day lag.  Additionally, the Fund publishes on the website other portfolio characteristics monthly on a 15-day lag.  This information will remain available on the website at least until the Fund files with the SEC its Forms N-CSR or Forms N-Q for the period that includes the date as of which the website information is current.

Please Keep this Supplement with Your Fund Statement of Additional Information for Future Reference